Income Tax - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	$ 7,654	$ 1,217,570	$ 83,633
Deferred income tax (benefit)	(4,274,542)	(1,413,789)	138,336
Income tax (benefit)	$ (4,266,887)	$ (196,219)	$ 221,969